Note 8 - Other Liabilities (Tables)	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about other liabilities [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2023	2022	2022

Accounts payable and other	$7,265	$7,662	$8,317
Current income tax liability	4,527	5,797	3,157
Deferred tax liability	659	786	769
Lease obligations	3,944	4,471	4,644
Cash collateral and amounts held in escrow	9,657	8,006	10,992
Cash reserves on loan and lease receivables	160,148	126,110	127,047

	$186,200	$152,832	$154,926